Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Accounts receivable	887	413,873	319,800
Less: Allowance for credit losses	-	-	-
Accounts receivable, net	887	413,873	319,800